Debt and Financing Arrangements (Tables)	12 Months Ended
Apr. 30, 2016
Debt Disclosure [Abstract]
Schedule of long-term debt
Long-term debt consists of the following:

	April 30, 2016		April 30, 2015
	Principal Outstanding	Carrying Amount (A)	Principal Outstanding	Carrying Amount (A)
1.75% Senior Notes due March 15, 2018	$500.0	$498.0	$500.0	$496.9
2.50% Senior Notes due March 15, 2020	500.0	495.5	500.0	494.3
3.50% Senior Notes due October 15, 2021	750.0	789.4	750.0	796.0
3.00% Senior Notes due March 15, 2022	400.0	395.9	400.0	395.3
3.50% Senior Notes due March 15, 2025	1,000.0	992.7	1,000.0	991.9
4.25% Senior Notes due March 15, 2035	650.0	642.2	650.0	641.8
4.38% Senior Notes due March 15, 2045	600.0	584.4	600.0	583.8
Term Loan Credit Agreement due March 23, 2020	750.0	747.9	1,550.0	1,544.9
Total long-term debt	$5,150.0	$5,146.0	$5,950.0	$5,944.9

(A) Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of interest rate swaps, offering discounts, and capitalized debt issuance costs.